Summary of Significant Accounting Policies - Property and Equipment, net (Details)	12 Months Ended
Jan. 31, 2021
Equipment, furniture, and other | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Equipment, furniture, and other | Maximum
Property, Plant and Equipment
Estimated useful lives	5 years
Software | Minimum
Property, Plant and Equipment
Estimated useful lives	3 years
Software | Maximum
Property, Plant and Equipment
Estimated useful lives	4 years
Buildings
Property, Plant and Equipment
Estimated useful lives	25 years